Schedule of intangible assets (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Customer relationships			$ 650,102		$ 646,246
Less: Accumulated amortization			(477,584)		(356,284)
Less: Impairment	$ 0		167,787
Exchange rate effect			4,731
Total intangible assets, net					$ 289,962